Equity (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Jan. 21, 2025 USD ($)	Apr. 04, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 25, 2023 shares	Dec. 18, 2020 $ / shares shares
Equity [Line items]
Fair value of warrants | $			$ 368,454
Capital contribution | $	$ 300		$ 200	$ 2,100
After tax net income percentage			10.00%
Entity registered capital			50.00%
Statutory reserve | $			$ 6,000	6,000
After tax profit			10.00%
Registered capital			50.00%
Restricted statutory reserve | $			$ 88,200	$ 88,200
Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued (in Shares)					97,513
Aggregate shares (in Shares)			144,000
Measurement Input, Share Price [Member]
Equity [Line items]
Warrants measurement input			4.05
Measurement Input, Share Price [Member] | Warrant [Member]
Equity [Line items]
Warrants measurement input			4.46
Measurement Input, Risk Free Interest Rate [Member]
Equity [Line items]
Warrants measurement input			4.5
Measurement Input, Expected Term [Member]
Equity [Line items]
Warrants measurement input			1
Measurement Input, Option Volatility [Member]
Equity [Line items]
Warrants measurement input			183.5
Measurement Input, Expected Dividend Rate [Member]
Equity [Line items]
Warrants measurement input
Suzhou Shengfen [Member]
Equity [Line items]
Capital contribution | $	$ 30
Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)			50,000
Common stock, par or stated value per share (in Dollars per share) | $ / shares			$ 1
Class A Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)			400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)			40,617,513	40,617,513
Common stock, shares outstanding (in Shares)			40,617,513	40,617,513
Class A Ordinary Shares [Member] | Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued (in Shares)			40,617,513
Price per share (in Dollars per share) | $ / shares			$ 4.46
Common stock, shares outstanding (in Shares)			40,617,513
Class A Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)						400,000,000
Class B Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)			100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)			41,880,000	41,880,000
Common stock, shares outstanding (in Shares)			41,880,000	41,880,000
Class B Ordinary Shares [Member] | Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued (in Shares)			41,880,000
Common stock, shares outstanding (in Shares)			41,880,000
Class B Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)						100,000,000
Common stock, par or stated value per share (in Dollars per share) | $ / shares						$ 0.0001
IPO [Member]
Equity [Line items]
Aggregate gross proceeds | $		$ 9,600
Net proceeds | $		$ 8,500
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line items]
Common stock, par or stated value per share (in Dollars per share) | $ / shares		$ 4
Common stock, shares issued (in Shares)		2,400,000